UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01735

FPA NEW INCOME, INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)		Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA NEW INCOME, INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1:  Report to Shareholders.

FPA New Income, Inc.

Semi-Annual Report

Distributor:

UMB DISTRIBUTION SERVICES, LLC

235 West Galena Street
Milwaukee, Wisconsin 53212

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the Fund's shareholder reports, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the FPA Funds website (fpa.com/funds), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at fpa.com (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 638-3060. Your election to receive reports in paper will apply to all funds held with the FPA Funds or through your financial intermediary.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

FPA New Income, Inc. (the "Fund") returned 1.15% in the first quarter of 2019.

As of March 31, the portfolio had a yield-to-worst of 3.29% and an effective duration of 1.69 years1.

Treasury yields declined during the quarter and we saw the Treasury yield curve2 invert for the first time in over 11 years. Specifically, the metric that many market observers watch — the difference between the 2-year Treasury and the 10-year Treasury — stayed positive throughout the quarter, however, the metric that has been a better predictor of recessions — the difference between the 3-month Treasury yield and the 10-year Treasury — inverted briefly before reversing. Concurrently, credit spreads3 in both investment grade and high-yield bonds decreased meaningfully. On an absolute return basis, the combination of lower spreads and lower yields creates expensive bond markets, particularly in credit (which we define as investments rated BBB or lower). While we search and wait for attractive credit investments, we deploy capital into high-quality bonds (rated greater than BBB) that provide interest rate duration for the portfolio. The portfolio's credit-sensitive holdings decreased to 6.6% as of March 31, compared to 7.3% on Dec. 31, 2018.

Portfolio Attribution4

The largest contributors to performance during the first quarter were agency mortgage pools. The portfolio has benefitted from our efforts last year to add duration via agency mortgage pools. These mortgage pools appreciated in price due to declining interest rates and lower spreads.

The second-largest contributors to performance were asset-backed securities (ABS) backed by auto loans (prime or subprime loans) with the return due to coupon payments, in addition to higher prices caused by lower interest rates. The third-largest contributors to performance were collateralized loan obligations (CLO). Our CLO returns were driven mostly by coupon payments and, to a lesser extent, higher prices as a result of lower spreads.

The only detractors from performance in the first quarter were corporate high-yield bonds, predominantly due to a price decline in the bonds of an energy-related company which filed for bankruptcy during the quarter.

1  Yield-to-worst is the lowest possible yield that can be received on a bond without the issuer defaulting. It does not represent the yield that an investor should expect to receive. As of March 31, 2019, the Fund's subsidized/unsubsidized 30-Day SEC Standardized Yield ("SEC Yield") was 3.10%/3.03% respectively. The SEC Yield calculation begins with the Fund's dividend payments for the last 30 days, subtracts Fund expenses and uses this number to estimate returns for a year. Subsidized yield reflects fee waivers and/or expense reimbursements during the period. Without waivers and/or reimbursements, yields would be reduced. Unsubsidized yield does not adjust for any fee waivers and/or expense reimbursements in effect. The SEC Yield calculation is based on the price of the Fund at the beginning of the month. The SEC yield reflects prospective data and thus assumes payments collected by the Fund may fluctuate. Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.

2  A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.

3  A credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.

4  Top contributors and detractors to the Fund's performance are based on contribution to return for the periods noted. This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. A copy of the methodology used and a list of every sector's contribution to the overall Fund's performance during the quarter is available by contacting FPA at crm@fpa.com. The portfolio holdings as of the most recent quarter-end may be obtained at www.fpa.com. Past performance is no guarantee, nor is it indicative, of future results. Please see Important Disclosures at the end of this commentary.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

This bankruptcy filing was expected and the holding was 0.6% of the Fund's portfolio as of March 31. We are engaged with the various stakeholders in this process and are actively monitoring the situation. As such, we will reserve further comment for a future date.

Portfolio Activity

The table below shows the portfolio's exposures as of Dec. 31, 2018 and March 31, 2019:

Sector	% Portfolio 12/31/2018	% Portfolio 3/31/2019	Quarter/Quarter Change (bps)[5]
ABS	49.9%	50.0%	10
Mortgage Backed (CMO6)	12.9%	11.2%	-170
Stripped Mortgage-backed	4.0%	3.6%	-40
Corporate	5.7%	5.2%	-50
CMBS[7]	3.7%	4.9%	120
Mortgage Pass-through	13.7%	14.3%	60
U.S. Treasury	5.0%	5.0%	0
Cash and equivalents	5.1%	5.8%	70
Total	100.0%	100.0%
Yield-to-worst	3.79%	3.29%	-49
Effective Duration (years)	1.85	1.69	-0.19
Average Life[8] (years)	2.42	2.15	-0.26

The Treasury market has been on 'Mr. Powell's wild ride' since the end of the year. For the past several months, intermediate and long Treasury yields declined due to recession fears sparked by weak global economic data and weak inflation. Against that backdrop, the U.S. Federal Reserve (Fed) entered 2019 with a stated bias toward tighter monetary policy via higher interest rates and a gradual reduction in the size of the Fed's balance sheet. In late March, Chairman Jerome Powell reversed course toward looser monetary policy with interest rate increases on hold for "some time," and a slower wind down of the balance sheet. These dynamics and the impact on Treasury yields9 are reflected in the graph below, which shows that Treasury rates declined further and the Treasury yield curve became slightly flatter or more inverted, depending on how one measures the shape of the curve.

5  Change in basis points (bps), except for effective duration and average life, which represents the change in years. Portfolio composition will change due to ongoing management of the Fund.

6  Collateralized mortgage obligations ("CMO") are mortgage-backed bonds that separate mortgage pools into different maturity classes.

7  Commercial mortgage-backed securities ("CMBS") are securities backed by commercial mortgages rather than residential mortgages.

8  The average life is the length of time the principal of a debt issue is expected to be outstanding.

9  Yield to maturity (YTM) is the total return anticipated on a bond if the bond is held until it matures.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

The graph below illustrates what we mentioned earlier. The yield curve, as measured by the difference between the 2-year Treasury and the 10-year Treasury, did not invert whereas the difference between the 3-month Treasury and the 10-year Treasury, the more reliable predictor of future recessions in our view, did briefly invert in late March.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

A yield curve inversion where the short-term yield is higher than the long-term yield, if it persists, historically has signaled an economic downturn of some magnitude in the near future. Commentators' opinions on this market event ranged from "this time is different, so a recession is not in the cards," to "based on history, the chances of a recession in the next 12 to 18 months is elevated." As described further below, we acknowledge both prospects and invest knowing our limitations, namely that our ability to predict the ultimate outcome and its timing are, at best, an educated guess.

At the same time that the Treasury market expressed recession fears, risk assets appreciated in price. Following a broad sell-off in high-yield bonds and leveraged loans at the end of 2018, we were hopeful that we were seeing the green shoots of a cheaper credit market, ripe with opportunities for us to harvest. That didn't last long. Within the first week of 2019, credit spreads rallied dramatically and credit markets have been "en fuego" ever since, as shown by the significant decline in spreads in the following graph. The graph below shows the decline in spreads on the BB-rated component of the high-yield index (excluding energy), which we focus on because it shows us what the 'fairway' of the market is doing and strips out the effects of the more volatile components of the high-yield index:

While high-yield spreads have not quite reached the low points of 2018, the magnitude of the high-yield market rally feels greater because spreads have declined at the same time that Treasury yields have declined, resulting in lower overall yields than what lower spreads alone would suggest. This market has been doubly painful for us since we focus on absolute return, and we therefore place a lot of value on overall yields, not spread alone.

This combination of spread and yield compression appeared in high-quality bonds as well, as shown in the following graph.

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

If history is any guide, when the shape of the yield curve looks like it does now, high-yield credit spreads tend to increase because the risk associated with these lower-quality bonds rises in anticipation of an economic slowdown or recession. For the same reason, the spread on high-quality bonds tends to increase too, though not as dramatically.

It is counterintuitive then that one part of the financial markets (Treasury yields) tells us that economic growth is in peril while other parts of the financial markets (spreads and equities) tell us that everything is great. These conditions can exist simultaneously, we would guess, because the Fed's U-turn on monetary policy reinforced, yet again, the notion that the Fed has effectively added financial stability to its mandate. In our opinion, the market therefore believes the Fed would step in to support financial markets and asset prices.

Under these conditions, undisciplined investing that chases returns may benefit. What do disciplined investors like us do? We wait for better buying opportunities at lower prices. Elevated prices for risk assets have steered us toward highly-rated bonds that we believe do not bear a lot of spread-related short-term mark-to-market risk. Within these high-quality bonds, we are trying to buy as much duration as we can within the confines of our duration test. That test limits us to bonds that we expect will produce positive returns over 12 months if yields rise by 100 basis points over that timeframe. One might wonder why it makes sense to extend duration when an inverted yield curve offers better or similar yields for shorter duration bonds. The rationale for our approach is twofold. First, while it is true that one can buy slightly higher yields for shorter duration Treasury bonds, the yield curve for bonds that are not risk-free and offer a spread that is not inverted means that these longer duration bonds with spread offer more yield than shorter duration bonds with spread. Second, historically, Treasury yields have declined when the yield curve is flat or inverted. If history repeats, our long duration bonds offer some price appreciation potential in an environment of declining interest rates. We believe the value in our approach is that the bonds we buy have upside return potential above today's yields in the event that yields decline, while potentially insulating the portfolio from capital losses in the event that yields rise.

Today's portfolio reflects this investment approach. Most of the portfolio's cash was invested in highly-rated agency mortgages, asset-backed securities and commercial mortgage-backed securities with a duration of

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

approximately three years. We were able to find a few attractive credit investments but these opportunities today are rare. The credit exposure in the portfolio (defined as investments rated BBB or lower) stands at 6.6%, reflecting an expensive credit market.

Market Commentary

This quote from Grant's Interest Rate Observer dated March 5, 2019 is a good introduction to this quarter's market commentary.

"Socialists eventually run out of other people's money, as Margaret Thatcher observed, but central banks print their own."

We start there because there has been a lot of discussion in this country about Modern Monetary Theory (MMT). A simplified description of MMT is as follows:

A country with its own currency does not have to worry about accumulating too much debt because it can always print more money to make the interest payments. The only constraint of spending is inflation, which can break out if the public and private sectors spend too much at the same time. As long as there are enough workers and enough equipment to meet growing demand without igniting inflation, the government can spend what it needs to maintain employment and meet its objectives. Think of this theory as government deficits financed by printing money versus the traditional debt-financed deficit.

This is not a new theory. As recently as April 2016, ex-Fed Chairman Ben Bernanke wrote in a Brookings Institute blog post that printing money to finance deficits is an appropriate policy tool. He does not advocate printing money as a primary policy tool for central bankers, but Bernanke thinks it should be considered after zero interest rate policy (ZIRP), negative interest rate policy (NIRP) and quantitative easing (QE) have been implemented and their efficacy has become limited.

MMT attempts to facilitate more aggressive fiscal policy tools as a way to improve an economy in a recession. In addition, some within the political arena view MMT as an elegant solution to a debt problem. For instance, MMT could be used to finance Medicare-for-all, badly needed infrastructure projects and to plug social security deficits. Debt financing of these ideas normally costs money in the form of interest expense and, concomitantly, increased taxes to pay that interest. If that interest cost is greater than nominal growth, or the amount of debt growth outstanding is greater than nominal growth, the result is increased (i.e., worse) government debt ratios. If this increased indebtedness is financed via money printing, the debt issue could go away as long as the printed money is permanently in the system. One means of executing this money printing is for the U.S. Treasury to issue zero coupon perpetual bonds and have the Federal Reserve purchase the bonds. (One could say printing money is similar and simpler.) Voila, political objectives are met without any cost to the taxpayer or the nation, or so say the proponents of MMT.

How did MMT gain mainstream traction? At the exit of the Great Financial Crisis, the Fed implemented ZIRP by pegging the Fed Funds rate at or near zero. Europe and Japan went further and used negative short-term interest rates to provide even more monetary stimulus. Next came QE. The Fed bought long maturity Treasury bonds and agency mortgages. Europe and Japan again went a step further and bought high-quality corporate bonds and Exchange Traded Funds. The idea was to drive up high-quality asset prices, thereby financing corporate capital expenditures. In addition, investors became wealthier from the trickle-down effects of higher prices for risk assets. The expectation was that the increased wealth would spur individuals to spend more, which would then beget greater economic growth (the virtuous cycle).

However, after 10 years of these policies, developed market GDP growth is still sluggish and inflation is still below central bank targets of 2%. In Europe and Japan, economic growth continues to be below expectations

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

after a very aggressive utilization of these new, unconventional monetary policy tools. Granted, in macroeconomic terms, 10 years is not a long time. But these unconventional policies have not produced impressive results thus far, and the ultimate outcome is still to be determined.

The current slowdown in economic growth in Europe, China, Japan and the United States has policy makers concerned that the existing set of monetary tools may not be enough to revive the economy once it goes into a recession. If the old toolkit doesn't work, what's next? MMT.

We are not surprised that the 2020 presidential election is turning into a broad and contentious debate about the merits of MMT since it offers a convenient solution for spendthrift candidates. Wise or not, the specter of MMT creates uncertainties around both monetary and fiscal policy.

We do not pretend to have any analytical advantage in evaluating the efficacy of MMT or its impact on the economy, inflation and fixed income markets. However, we have some idea of how well ZIRP, NIRP, and QE have worked. In our opinion, the results are mixed, with some of the negative implications just starting to surface. We are observers of policy actions and it would appear that each new policy idea is less proven and more extreme then the last. This leads us to have some level of conviction that during the next economic downturn — and there will be one at some point — the debate and potential use of these tools will create increased levels of market volatility along with greater uncertainty regarding the economic impact.

Does any of this affect how we deploy capital? We like to say that such topics are informative but not determinative of our investments. One of the reasons we employ the duration test described earlier is to compensate for these kinds of potential non-consensus policy implementations. In our opinion, what is appropriate is to stay dedicated to an investment discipline. By using this approach, our expectation is that our clients will have confidence in how we will act and visibility on how the portfolio will perform amid changes in the market.

Thank you for your continued trust and support.

Respectfully submitted,

Thomas H. Atteberry
Portfolio Manager

Abhijeet Patwardhan
Portfolio Manager
April 2019

FPA NEW INCOME, INC.

LETTER TO SHAREHOLDERS

(Continued)

The discussions of Fund investments represent the views of the Fund's managers at the time of this report and are subject to change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.

FUND RISKS

Investments in mutual funds carry risks and investors may lose principal value. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. The funds may purchase foreign securities which are subject to interest rate, currency exchange rate, economic and political risks: this may be enhanced when investing in emerging markets. The securities of smaller, less well-known companies can be more volatile than those of larger companies. The return of principal in a bond fund is not guaranteed. Bond funds have the same issuer, interest rate, inflation and credit risks that are associated with underlying bonds owned by the fund. Lower rated bonds, convertible securities and other types of debt obligations involve greater risks than higher rated bonds. Mortgage securities and collateralized mortgage obligations (CMOs) are subject to prepayment risk and the risk of default on the underlying mortgages or other assets; derivatives may increase volatility. High yield securities can be volatile and subject to much higher instances of default.

FORWARD LOOKING STATEMENT DISCLOSURE

As mutual fund managers, one of our responsibilities is to communicate with shareholders in an open and direct manner. Insofar as some of our opinions and comments in our letters to shareholders are based on our current expectations, they are considered "forward-looking statements" which may or may not prove to be accurate over the long term. While we believe we have a reasonable basis for our comments and we have confidence in our opinions, actual results may differ materially from those we anticipate. You can identify forward-looking statements by words such as "believe," "expect," "may," "anticipate," and other similar expressions when discussing prospects for particular portfolio holdings and/or the markets, generally. We cannot, however, assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. Further, information provided in this report should not be construed as a recommendation to purchase or sell any particular security.

FPA NEW INCOME, INC.

PORTFOLIO SUMMARY

March 31, 2019 (Unaudited)

Common Stocks		0.0%*
Industrials	0.0%*
Bonds & Debentures		99.6%
Asset-Backed Securities	49.9%
Residential Mortgage-Backed Securities	25.5%
U.S. Treasuries	10.4%
Commercial Mortgage-Backed Securities	8.6%
Corporate Bank Debt	2.7%
Corporate Bonds & Notes	2.5%
Short-term Investments		0.1%
Other Assets And Liabilities, Net		0.3%
Net Assets		100.0%

*  Less than 0.05%

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2019
(Unaudited)

COMMON STOCK — 0.0%	Shares or Principal Amount	Fair Value
INDUSTRIALS — 0.0%
Boart Longyear Ltd.(a) (Cost $633,546)	262,296,050	$744,973
BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.6%
AGENCY — 0.4%
Government National Mortgage Association 2013-55 A — 1.317% 5/16/2034	$325,002	$320,987
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	35,170	35,095
Government National Mortgage Association 2015-41 AF, VRN — 3.063% 9/16/2056(b)	20,496,990	20,927,121
Government National Mortgage Association 2011-9 C, VRN — 3.512% 9/16/2041(b)	5,815,787	5,856,994
Government National Mortgage Association 2010-148 AC — 7.00% 12/16/2050(b)	36,230	36,476
		$27,176,673
AGENCY STRIPPED — 4.6%
Government National Mortgage Association 2004-10 IO — 0.00% 1/16/2044(b)	$4,810,629	$5
Government National Mortgage Association 2012-45 IO — 0.01% 4/16/2053(b)	11,181,611	66,422
Government National Mortgage Association 2002-56 IO — 0.043% 6/16/2042(b)	17,329	18
Government National Mortgage Association 2009-119 IO — 0.105% 12/16/2049(b)	13,637,441	99,492
Government National Mortgage Association 2009-86 IO — 0.109% 10/16/2049(b)	16,045,010	83,240
Government National Mortgage Association 2009-105 IO — 0.166% 11/16/2049(b)	5,005,131	21,944
Government National Mortgage Association 2009-71 IO — 0.262% 7/16/2049(b)	3,206,872	25,958
Government National Mortgage Association 2008-8 IO — 0.29% 11/16/2047(b)	6,624,245	52,339
Government National Mortgage Association 2009-49 IO — 0.357% 6/16/2049(b)	8,013,270	73,571
Government National Mortgage Association 2012-125 IO — 0.385% 2/16/2053(b)	71,187,807	1,798,653
Government National Mortgage Association 2009-4 IO — 0.39% 1/16/2049(b)	2,874,512	21,545

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Government National Mortgage Association 2009-60 IO — 0.509% 6/16/2049(b)	$7,081,302	$65,242
Government National Mortgage Association 2010-123 IO — 0.517% 9/16/2050(b)	6,316,413	103,682
Government National Mortgage Association 2012-25 IO — 0.545% 8/16/2052(b)	86,480,977	1,674,583
Government National Mortgage Association 2005-9 IO — 0.546% 1/16/2045(b)	1,353,465	11,839
Government National Mortgage Association 2007-77 IO — 0.551% 11/16/2047(b)	21,296,317	296,208
Government National Mortgage Association 2009-30 IO — 0.57% 3/16/2049(b)	5,190,072	139,398
Government National Mortgage Association 2008-24 IO — 0.596% 11/16/2047(b)	386,730	2,651
Government National Mortgage Association 2015-41 IO — 0.628% 9/16/2056(b)	33,717,521	1,517,393
Government National Mortgage Association 2013-45 IO — 0.647% 12/16/2053(b)	69,840,677	1,554,584
Government National Mortgage Association 2014-157 IO — 0.65% 5/16/2055(b)	144,652,813	5,779,082
Government National Mortgage Association 2012-79 IO — 0.674% 3/16/2053(b)	117,096,192	3,711,411
Government National Mortgage Association 2012-58 IO — 0.70% 2/16/2053(b)	216,500,217	6,155,058
Government National Mortgage Association 2012-150 IO — 0.723% 11/16/2052(b)	71,322,143	2,740,646
Government National Mortgage Association 2013-125 IO — 0.723% 10/16/2054(b)	21,291,650	736,433
Government National Mortgage Association 2014-77 IO — 0.726% 12/16/2047(b)	50,607,903	1,976,026
Government National Mortgage Association 2004-43 IO — 0.741% 6/16/2044(b)	11,964,261	154,465
Government National Mortgage Association 2014-138 IO — 0.743% 4/16/2056(b)	29,222,614	1,391,987
Government National Mortgage Association 2015-86 IO — 0.762% 5/16/2052(b)	69,209,727	3,414,946
Government National Mortgage Association 2012-114 IO — 0.766% 1/16/2053(b)	46,120,393	2,087,750
Government National Mortgage Association 2015-19 IO — 0.772% 1/16/2057(b)	91,642,611	4,873,343
Government National Mortgage Association 2014-110 IO — 0.773% 1/16/2057(b)	72,671,237	3,762,691

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Government National Mortgage Association 2015-7 IO — 0.789% 1/16/2057(b)	$58,736,123	$3,176,003
Government National Mortgage Association 2014-153 IO — 0.79% 4/16/2056(b)	210,177,354	10,507,670
Government National Mortgage Association 2014-175 IO — 0.797% 4/16/2056(b)	207,578,163	10,664,826
Government National Mortgage Association 2014-164 IO — 0.802% 1/16/2056(b)	266,678,457	12,159,498
Government National Mortgage Association 2014-135 IO — 0.82% 1/16/2056(b)	289,960,429	14,536,354
Government National Mortgage Association 2015-101 IO — 0.825% 3/16/2052(b)	153,502,409	7,682,519
Government National Mortgage Association 2008-45 IO — 0.85% 2/16/2048(b)	2,625,280	4,921
Government National Mortgage Association 2015-47 IO — 0.851% 10/16/2056(b)	160,530,816	8,405,988
Government National Mortgage Association 2006-55 IO — 0.872% 8/16/2046(b)	7,541,328	84,356
Government National Mortgage Association 2014-187 IO — 0.881% 5/16/2056(b)	179,482,538	9,566,796
Government National Mortgage Association 2015-169 IO — 0.925% 7/16/2057(b)	223,462,951	13,880,826
Government National Mortgage Association 2012-53 IO — 0.931% 3/16/2047(b)	58,289,663	2,135,687
Government National Mortgage Association 2015-114 IO — 0.937% 3/15/2057(b)	159,293,977	9,303,103
Government National Mortgage Association 2015-128 IO — 0.938% 12/16/2056(b)	198,674,713	11,100,453
Government National Mortgage Association 2015-150 IO — 0.942% 9/16/2057(b)	225,845,008	14,665,336
Government National Mortgage Association 2015-108 IO — 0.946% 10/16/2056(b)	34,494,648	1,962,756
Government National Mortgage Association 2015-160 IO — 0.947% 1/16/2056(b)	251,805,228	15,324,514
Government National Mortgage Association 2008-48 IO — 0.968% 4/16/2048(b)	8,860,805	126,262
Government National Mortgage Association 2016-65 IO — 1.002% 1/16/2058(b)	241,476,794	18,134,279
Government National Mortgage Association 2016-106 IO — 1.031% 9/16/2058(b)	240,049,089	17,835,911
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(b)	137,585,967	10,745,519

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Government National Mortgage Association 2008-92 IO — 1.176% 10/16/2048(b)	$12,421,445	$123,685
Government National Mortgage Association 2004-108 IO — 1.93% 12/16/2044(b)	399,916	3,455
Government National Mortgage Association 2006-30 IO — 2.391% 5/16/2046(b)	873,174	9,547
Government National Mortgage Association — 3.10% 5/16/2059	68,607,000	68,362,985
		$304,895,854
NON-AGENCY — 3.6%
A10 Term Asset Financing LLC 2017-1A A1FX — 2.34% 3/15/2036(c)	$5,145,892	$5,143,652
Aventura Mall Trust M 2013-AVM A — 3.743% 12/5/2032(b)(c)	37,824,000	38,462,045
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.142% 2/11/2041(b)	4,748,953	4,760,901
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.19% 10/12/2050	18,524,000	18,736,079
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	3,497,000	3,503,620
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.875% 10/15/2031(b)(c)	945,912	943,219
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.875% 10/15/2031(b)(c)	8,340,000	8,299,639
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 8.484% 11/15/2033(b)(c)	34,278,000	34,252,110
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(c)	44,816,836	46,135,580
J.P. Morgan Chase Commercial Mortgage Securities Trust I 2016-WIKI A — 2.798% 10/5/2031(c)	7,922,000	7,885,021
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1 A3 — 5.058% 6/15/2043(c)	7,277,000	7,438,022
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 4.19% 11/24/2031(b)(c)	14,526,895	14,562,181
OBP Depositor LLC Trust P 2010-OBP A — 4.646% 7/15/2045(c)	4,000,000	4,086,289
Wells Fargo Commercial Mortgage Trust 2015-C26 A2 — 2.663% 2/15/2048	7,829,941	7,801,210
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	30,588,000	30,908,009
		$232,917,577
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $611,044,008)		$564,990,104

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 25.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.0%
Federal Home Loan Mortgage Corp. 4170 QE — 2.00% 5/15/2032	$1,768,914	$1,740,715
Federal Home Loan Mortgage Corp. 3979 HD — 2.50% 12/15/2026	2,834,820	2,826,748
Federal Home Loan Mortgage Corp. 4304 DA — 2.50% 1/15/2027	1,047,633	1,044,419
Federal Home Loan Mortgage Corp. 4010 DE — 2.50% 2/15/2027	3,336,349	3,326,711
Federal Home Loan Mortgage Corp. 3914 MA — 3.00% 6/15/2026	2,166,571	2,186,729
Federal Home Loan Mortgage Corp. 4297 CA — 3.00% 12/15/2030	3,827,965	3,849,626
Federal Home Loan Mortgage Corp. 4664 TA — 3.00% 9/15/2037	6,108,376	6,135,795
Federal Home Loan Mortgage Corp. 4504 DN — 3.00% 10/15/2040	12,610,128	12,671,153
Federal Home Loan Mortgage Corp. 3862 MB — 3.50% 5/15/2026	18,302,683	18,696,123
Federal Home Loan Mortgage Corp. 3828 VE — 4.50% 1/15/2024	989,258	1,032,404
Federal Home Loan Mortgage Corp. 4395 NT — 4.50% 7/15/2026	8,811,535	9,140,187
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	1,153,313	1,059,729
Federal National Mortgage Association 2014-80 GD — 2.00% 2/25/2042	18,439,625	17,936,465
Federal National Mortgage Association 2014-21 ED — 2.25% 4/25/2029	750,717	743,878
Federal National Mortgage Association 2013-135 KM — 2.50% 3/25/2028	1,630,627	1,624,792
Federal National Mortgage Association 4387 VA — 3.00% 2/15/2026	496,741	501,070
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	9,643,870	9,642,841
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	2,013,360	2,029,076
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	23,951,803	23,932,658
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	24,034,866	24,032,311
Federal National Mortgage Association 2017-15 DA — 3.00% 12/25/2044	18,061,692	18,074,776
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	13,677,000	13,848,869
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	13,578,000	13,773,409
Federal National Mortgage Association 2012-144 PD — 3.50% 4/25/2042	4,284,227	4,364,960
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	18,001,409	18,184,910
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	18,269,317	18,460,539
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	25,243,976	25,501,161
Federal National Mortgage Association 2009-76 MA — 4.00% 9/25/2024	2,135	2,136
Federal National Mortgage Association 2012-95 AB — 4.00% 11/25/2040	97,084	97,462
Federal National Mortgage Association 2009-70 NU — 4.25% 8/25/2019	538	539
Federal National Mortgage Association 2012-40 GC — 4.50% 12/25/2040	1,100,692	1,125,231
Federal National Mortgage Association 2012-67 PB — 4.50% 12/25/2040	865,505	871,031
Federal National Mortgage Association 2004-60 LB — 5.00% 4/25/2034	1,542,359	1,579,860
Federal National Mortgage Association 2010 43 MK — 5.50% 5/25/2040	1,905,358	2,036,810
		$262,075,123
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.705% — 4.429% 3/1/2036(b)	$721,946	$753,395

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
AGENCY POOL FIXED RATE — 14.3%
Federal Home Loan Mortgage Corp. J24941 — 2.00% 8/1/2023	$2,079,284	$2,074,248
Federal Home Loan Mortgage Corp. J21434 — 2.50% 12/1/2027	19,742,182	19,752,622
Federal Home Loan Mortgage Corp. G16178 — 2.50% 11/1/2028	22,871,117	22,883,211
Federal Home Loan Mortgage Corp. G16618 — 2.50% 1/1/2030	37,735,870	37,755,825
Federal Home Loan Mortgage Corp. J16678 — 3.00% 9/1/2026	4,832,788	4,879,137
Federal Home Loan Mortgage Corp. J17544 — 3.00% 12/1/2026	6,990,118	7,078,443
Federal Home Loan Mortgage Corp. G16406 — 3.00% 1/1/2028	21,394,960	21,712,104
Federal Home Loan Mortgage Corp. G16476 — 3.00% 4/1/2028	30,605,691	31,011,547
Federal Home Loan Mortgage Corp. G16620 — 3.00% 8/1/2028	9,663,187	9,791,328
Federal Home Loan Mortgage Corp. G16478 — 3.00% 5/1/2030	30,059,217	30,373,284
Federal Home Loan Mortgage Corp. G16592 — 3.00% 2/1/2032	17,449,078	17,658,655
Federal Home Loan Mortgage Corp. G16473 — 3.50% 1/1/2028	35,111,598	36,055,577
Federal Home Loan Mortgage Corp. G16613 — 3.50% 8/1/2028	9,102,421	9,338,607
Federal Home Loan Mortgage Corp. V62149 — 3.50% 9/1/2028	6,307,571	6,467,295
Federal Home Loan Mortgage Corp. J26472 — 3.50% 11/1/2028	7,275,881	7,480,588
Federal Home Loan Mortgage Corp. G15169 — 4.50% 9/1/2026	1,672,644	1,731,657
Federal Home Loan Mortgage Corp. G15272 — 4.50% 9/1/2026	1,011,358	1,026,784
Federal Home Loan Mortgage Corp. G15875 — 4.50% 9/1/2026	2,486,389	2,561,415
Federal Home Loan Mortgage Corp. G15036 — 5.00% 6/1/2024	994,428	1,008,861
Federal Home Loan Mortgage Corp. G13667 — 5.00% 8/1/2024	86,064	87,904
Federal Home Loan Mortgage Corp. G15173 — 5.00% 6/1/2026	754,363	767,033
Federal Home Loan Mortgage Corp. G15407 — 5.00% 6/1/2026	2,302,087	2,376,778
Federal Home Loan Mortgage Corp. J01270 — 5.50% 2/1/2021	24,440	24,871
Federal Home Loan Mortgage Corp. G15230 — 5.50% 12/1/2024	1,837,362	1,880,737
Federal Home Loan Mortgage Corp. G15458 — 5.50% 12/1/2024	422,858	436,617
Federal Home Loan Mortgage Corp. G14460 — 6.00% 1/1/2024	163,627	168,664
Federal National Mortgage Association AB6251 — 2.00% 9/1/2022	384,423	383,167
Federal National Mortgage Association AB7515 — 2.00% 1/1/2023	234,902	234,164
Federal National Mortgage Association AQ7281 — 2.00% 12/1/2027	1,149,820	1,135,616
Federal National Mortgage Association BM4743 — 2.00% 8/1/2030	43,040,387	42,508,705
Federal National Mortgage Association MA1502 — 2.50% 7/1/2023	20,051,909	20,117,094
Federal National Mortgage Association AB6192 — 2.50% 9/1/2027	1,977,796	1,977,763
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	3,612,819	3,612,757
Federal National Mortgage Association BM4406 — 2.50% 9/1/2028	15,444,222	15,443,959
Federal National Mortgage Association BM5514 — 2.50% 2/1/2029	43,659,477	43,658,735
Federal National Mortgage Association BM4386 — 2.50% 8/1/2030	14,499,641	14,499,394
Federal National Mortgage Association BM1595 — 2.50% 3/1/2031	2,376,434	2,376,394
Federal National Mortgage Association MA2726 — 3.00% 8/1/2026	3,444,039	3,496,671
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	1,711,325	1,727,852

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	$876,299	$884,761
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	24,605,915	24,866,305
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	1,585,349	1,600,659
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	1,728,510	1,748,984
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	1,826,198	1,843,834
Federal National Mortgage Association AL3458 — 3.00% 5/1/2028	35,874,426	36,276,926
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	1,537,821	1,552,672
Federal National Mortgage Association MA3480 — 3.00% 8/1/2028	6,621,602	6,704,172
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	15,025,594	15,203,568
Federal National Mortgage Association AU6682 — 3.00% 9/1/2028	76,134,347	77,036,135
Federal National Mortgage Association MA3485 — 3.00% 9/1/2028	3,337,552	3,376,041
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	18,161,299	18,365,063
Federal National Mortgage Association BM4485 — 3.00% 9/1/2030	50,035,026	50,596,404
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	36,463,204	36,906,495
Federal National Mortgage Association BM4536 — 3.00% 8/1/2031	53,655,365	54,290,897
Federal National Mortgage Association BM3973 — 3.00% 4/1/2032	55,358,971	56,014,681
Federal National Mortgage Association AB1940 — 3.50% 12/1/2025	1,889,167	1,931,725
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	30,604,942	31,418,733
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	6,713,157	6,887,465
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	8,355,326	8,572,274
Federal National Mortgage Association MA3321 — 3.50% 3/1/2028	4,874,248	5,000,809
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	8,151,181	8,350,092
Federal National Mortgage Association MA3514 — 3.50% 11/1/2028	21,374,979	21,896,586
Federal National Mortgage Association MA3542 — 3.50% 12/1/2028	19,685,771	20,166,157
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	16,429,770	16,851,238
Federal National Mortgage Association AA4546 — 4.00% 5/1/2024	696,861	717,485
Federal National Mortgage Association AL5956 — 4.00% 5/1/2027	783,232	806,412
Federal National Mortgage Association AL4056 — 5.00% 6/1/2026	1,892,448	1,935,597
Federal National Mortgage Association AL5867 — 5.50% 8/1/2023	131,246	133,552
Federal National Mortgage Association AL0471 — 5.50% 7/1/2025	89,720	93,209
Federal National Mortgage Association AL4433 — 5.50% 9/1/2025	613,666	631,095
Federal National Mortgage Association AL4901 — 5.50% 9/1/2025	636,912	652,785
Federal National Mortgage Association AD0951 — 6.00% 12/1/2021	296,321	300,295
Federal National Mortgage Association AL0294 — 6.00% 10/1/2022	41,182	42,523
Federal National Mortgage Association 890225 — 6.00% 5/1/2023	385,886	395,877
Government National Mortgage Association 782281 — 6.00% 3/15/2023	694,142	720,220
		$942,327,789

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.00% 1/1/2032(d)	$173,252	$155,458
Federal Home Loan Mortgage Corp. 3763 NI — 3.50% 5/15/2025	1,130,602	55,387
Federal Home Loan Mortgage Corp. 3917 AI — 4.50% 7/15/2026	8,956,918	648,492
Federal Home Loan Mortgage Corp. 217 IO — 6.50% 1/1/2032	166,823	38,525
Federal National Mortgage Association 2010-25 NI — 5.00% 3/25/2025	53,439	1,040
Federal National Mortgage Association 2003-64 XI — 5.00% 7/25/2033	483,005	90,932
		$989,834
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.2%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(c)	$26,827,653	$26,582,663
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(b)(c)	45,559,396	47,388,597
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-5 2A3 — 5.00% 8/25/2020	14,387	14,435
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(c)	8,374,362	8,538,289
Finance of America Structured Securities Trust 2018-HB1 M1, VRN — 3.774% 9/25/2028(b)(c)(e)	15,845,000	15,886,197
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(b)(c)	43,589,479	43,651,271
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(b)(c)	24,567,462	24,590,713
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(b)(c)	12,414,000	12,317,022
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028	8,381,000	8,446,120
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(c)	4,059,667	4,122,990
Stanwich Mortgage Loan Trust Series 2011-2 A — 0.00% 9/15/2050(b)(c)(e)(f)	177,977	95,254
Stanwich Mortgage Loan Trust Series 2010-2 A — 0.021% 2/28/2057(b)(c)(e)(f)	199,194	100,434
Stanwich Mortgage Loan Trust Series 2011-1 A — 0.668% 8/15/2050(b)(c)(e)(f)	60,246	31,775
Stanwich Mortgage Loan Trust Series 2010-4 A — 1.939% 8/31/2049(b)(c)(e)(f)	11,865	5,992
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(c)	15,038,710	14,768,758
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053(b)(c)	11,630,152	11,564,381
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(b)(c)	32,010,066	31,680,721
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(b)(c)	56,272,217	56,051,039
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(b)(c)	53,416,073	53,212,162
Towd Point Mortgage Trust 2015-2 1A1 — 3.25% 11/25/2060(b)(c)	21,985,659	21,974,998
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055(b)(c)	21,819,048	21,830,850
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057(b)(c)	14,705,127	14,757,593
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.75% 3/25/2058(b)(c)	53,840,176	54,303,061
		$471,915,315

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,664,710,158)		$1,678,061,456
ASSET-BACKED SECURITIES — 49.9%
AUTO — 15.4%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$3,758,000	$3,724,592
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	7,059,000	7,006,245
AmeriCredit Automobile Receivables Trust 2017-4 A3 — 2.04% 7/18/2022	15,679,000	15,585,737
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	7,547,000	7,530,289
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.97% 3/20/2024(c)	8,580,000	8,527,184
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023(c)	13,010,000	13,142,140
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	18,527,000	18,477,802
BMW Vehicle Lease Trust 2017-2 A4 — 2.19% 3/22/2021	9,585,000	9,536,282
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	4,211,000	4,207,523
CarMax Auto Owner Trust 2017-4 A3 — 2.11% 10/17/2022	8,714,000	8,638,619
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	18,953,000	18,939,460
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	22,270,000	22,420,182
Carmax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	24,353,000	24,636,106
Carmax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	13,090,000	13,245,716
Carmax Auto Owner Trust 2018-4 A4 — 3.48% 2/15/2024	22,031,000	22,603,275
Credit Acceptance Auto Loan Trust 2017-2A A — 2.55% 2/17/2026(c)	50,778,000	50,583,495
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(c)	17,185,000	17,127,064
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(c)	20,876,000	20,809,790
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024(c)	22,937,000	22,936,982
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(c)	36,562,000	36,513,281
DT Auto Owner Trust 2017-4A C — 2.86% 7/17/2023(c)	9,173,000	9,165,616
Exeter Automobile Receivables Trust 2018-1A B — 2.75% 4/15/2022(c)	10,910,000	10,887,884
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021(c)	7,644,770	7,646,197
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023(c)	4,174,000	4,158,474
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(c)	8,149,000	8,106,768
GM Financial Automobile Leasing Trust 2017-2 B — 2.43% 6/21/2021	22,329,000	22,228,332
GM Financial Automobile Leasing Trust 2017-1 B — 2.48% 8/20/2020	6,143,000	6,124,691
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	15,743,000	15,712,632
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	21,903,000	21,832,004
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	3,750,000	3,737,533
GM Financial Automobile Leasing Trust 2019-1 B — 3.37% 12/20/2022	43,632,000	43,878,612
Great American Auto Leasing, Inc. 2019-1 A4 — 3.21% 2/18/2025(c)	10,720,000	10,823,807
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	37,617,000	37,726,958

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.90% 6/18/2024	$14,962,000	$15,070,356
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021(c)	13,264,000	13,257,491
Hyundai Auto Lease Securitization Trust 2017-C A4 — 2.21% 9/15/2021(c)	10,394,000	10,341,354
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(c)	23,622,000	23,633,287
Hyundai Auto Lease Securitization Trust 2019-A B — 3.25% 10/16/2023(c)	12,636,000	12,705,581
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	27,125,000	27,365,336
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	6,318,000	6,306,450
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.15% 10/15/2024	24,004,000	24,442,618
Nissan Auto Lease Trust 2017-A A3 — 1.91% 4/15/2020	18,752,036	18,721,389
Nissan Auto Lease Trust 2017-B A4 — 2.17% 12/15/2021	11,332,000	11,278,051
Nissan Auto Receivables Owner Trust 2018-A A3 — 2.65% 5/16/2022	27,120,000	27,144,682
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.16% 12/16/2024	26,643,000	27,046,426
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022(c)	25,223,000	25,170,438
Prestige Auto Receivables Trust 2017-1A B — 2.39% 5/16/2022(c)	12,205,000	12,141,390
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(c)	30,628,000	30,400,161
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(c)	12,327,000	12,294,236
Santander Drive Auto Receivables Trust 2017-3 B — 2.19% 3/15/2022	30,359,000	30,271,089
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	7,621,000	7,601,602
Santander Drive Auto Receivables Trust 2018-1 B — 2.63% 7/15/2022	18,533,000	18,508,444
Santander Drive Auto Receivables Trust 2016-2 C — 2.66% 11/15/2021	4,228,294	4,225,892
Santander Drive Auto Receivables Trust 2017-2 C — 2.79% 8/15/2022	12,325,000	12,327,210
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022(c)	11,439,000	11,417,532
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(c)	12,425,000	12,415,640
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	31,463,000	31,324,582
World Omni Auto Receivables Trust 2019-A B — 3.34% 6/16/2025	10,560,000	10,700,369
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	5,495,000	5,477,073
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	10,143,000	10,082,648
World Omni Automobile Lease Securitization Trust 2018-B B — 3.43% 3/15/2024	11,060,000	11,130,281
		$1,011,022,880
COLLATERALIZED LOAN OBLIGATION — 11.1%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(c)	$8,136,000	$7,974,557
B&M CLO Ltd. 2014-1A A2R, FRN — 4.379% 4/16/2026(b)(c)	12,409,000	12,413,244

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.923% 10/17/2026(b)(c)	$31,202,290	$31,201,947
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 4.537% 4/15/2027(b)	43,577,000	43,595,172
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 4.237% 10/15/2027(b)(c)	34,803,000	34,802,722
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(c)	9,043,518	9,052,506
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(c)	22,693,000	22,930,450
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 4.234% 11/15/2029(b)(c)	36,720,000	36,496,632
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 9.934% 11/15/2029(b)(c)	12,772,000	12,173,095
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 10.101% 12/15/2028(b)	20,977,000	19,014,874
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.68% 10/18/2027(b)(c)	43,913,000	43,682,940
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 3.681% 4/20/2027(b)(c)	50,464,000	50,250,083
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 3.861% 10/22/2025(b)(c)	14,512,307	14,506,749
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(c)	21,762,000	22,243,824
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(c)	47,606,000	48,059,804
Ivy Hill Middle Market Credit Fund VII Ltd. — 4.03% 7/18/2030(b)(c)	26,085,000	26,035,360
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 4.291% 10/20/2029(b)(c)	7,430,000	7,411,351
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(c)	9,492,390	9,414,951
Saranac CLO III Ltd. 2014-3A ALR, FRN — 3.707% 6/22/2030(b)(c)	26,217,000	26,326,430
Senior Credit Fund SPV LLC 2016-1A — 4.83% 12/19/2025(b)	32,776,515	32,788,184
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.854% 5/15/2026(b)(c)	18,576,654	18,577,193
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(c)	15,800,000	15,585,373
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 4.073% 7/17/2026(b)(c)	23,124,000	23,125,064
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 4.773% 7/17/2026(b)(c)	20,894,000	20,854,385
Telos CLO Ltd. 2014-5A A1R, FRN — 3.723% 4/17/2028(b)(c)	32,022,000	31,788,880
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN — 3.837% 7/15/2028(b)	27,873,000	27,738,178
VCO CLO LLC 2018-1A A, FRN — 4.261% 7/20/2030(b)(c)	26,276,000	26,309,502
Wellfleet CLO Ltd. 2016-1A AR, FRN — 3.671% 4/20/2028(b)(c)	26,029,000	25,780,319

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(c)	$9,227,000	$9,126,250
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(c)	12,780,000	12,631,445
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(c)	6,041,263	5,991,471
		$727,882,935
CREDIT CARD — 4.8%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$39,998,000	$39,606,956
Cabela's Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	51,561,000	51,454,423
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	38,371,000	38,182,418
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	49,036,000	48,760,231
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	42,672,000	42,618,801
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(c)	32,022,000	31,942,627
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	56,311,000	57,305,368
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	3,847,000	3,829,690
		$313,700,514
EQUIPMENT — 12.0%
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(c)	$13,974,000	$13,976,997
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(c)	11,172,000	11,077,470
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021(c)	6,184,000	6,165,483
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(c)	48,657,000	48,441,960
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(c)	22,666,000	22,552,187
CCG Receivables Trust 2018-1 A2 — 2.50% 6/16/2025(c)	11,729,103	11,707,389
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(c)	20,516,035	20,327,167
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(c)	8,310,968	8,447,674
Dell Equipment Finance Trust 2017-2 A3 — 2.19% 10/24/2022(c)	6,988,000	6,962,910
Enterprise Fleet Financing LLC 2017-2 A2 — 1.97% 1/20/2023(c)	8,409,448	8,370,429
Enterprise Fleet Financing LLC 2017-3 A2 — 2.13% 5/22/2023(c)	12,924,838	12,855,202
Enterprise Fleet Financing LLC 2017-2 A3 — 2.22% 1/20/2023(c)	23,511,000	23,266,429
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(c)	9,653,000	9,617,861
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(c)	6,662,000	6,618,215
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024	8,631,000	8,629,654
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(c)	2,609,000	2,600,335

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.99% 6/17/2024	$920,000	$920,700
Hertz Fleet Lease Funding LP 2017-1 A2 — 2.13% 4/10/2031(c)	13,513,718	13,460,470
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(c)	16,932,000	16,962,984
John Deere Owner Trust 2018-A A4 — 2.91% 1/15/2025	24,496,000	24,659,134
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	26,991,000	27,388,278
John Deere Owner Trust 2019 A A4 — 3.24% 1/15/2026	13,310,000	13,437,266
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(c)	41,762,000	41,911,704
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(c)	19,510,000	19,368,800
MMAF Equipment Finance LLC 2019 A A3 — 3.27% 11/13/2023(c)	23,174,000	23,244,076
NextGear Floorplan Master Owner Trust 2017-1A A2 — 2.54% 4/18/2022(c)	22,933,000	22,857,890
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(c)	20,252,000	20,186,693
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(c)	12,191,000	12,228,197
Prop Series 2017-1A — 5.30% 3/15/2042(e)	25,815,390	25,393,351
Verizon Owner Trust 2017-2A A — 1.92% 12/20/2021	26,475,000	26,326,038
Verizon Owner Trust 2017-3A A1A — 2.06% 4/20/2022(c)	20,678,000	20,540,196
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021	24,147,000	23,967,102
Verizon Owner Trust 2017-3A B — 2.38% 4/20/2022(c)	19,491,000	19,364,827
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(c)	33,818,000	33,640,526
Verizon Owner Trust 2019 A A1A — 2.93% 9/20/2023	36,729,000	37,011,167
Verizon Owner Trust 2019 A B — 3.02% 9/20/2023	16,656,000	16,796,030
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(c)	24,278,000	24,398,963
Verizon Owner Trust 2018-A B — 3.38% 4/20/2023	26,414,000	26,872,526
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(c)	5,966,000	5,921,910
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(c)	40,208,000	40,136,566
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.13% 11/15/2023(c)	17,060,000	17,215,684
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(c)	12,759,000	12,889,641
		$788,718,081
OTHER — 6.6%
Conn Funding II LP 2017-B B — 4.52% 4/15/2021(c)	$4,313,105	$4,326,018
New Residential Advance Receivables Trust 2016-T4 AT4 — 3.107% 12/15/2050(c)	50,491,000	50,543,359
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049(c)	25,417,000	25,337,402

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(c)	$46,976,000	$47,106,729
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(c)	27,540,424	27,639,110
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(c)	33,887,088	34,171,801
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(c)	13,445,529	13,384,226
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(c)	15,183,728	15,132,160
Panhandle-Plains Student Finance Corp. 2001-1 A2 — 3.97% 12/1/2031(e)	3,000,000	2,981,250
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022(c)	22,138,000	21,878,908
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(c)	16,852,000	16,745,671
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(c)	7,305,000	7,239,828
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(c)	7,798,000	7,742,799
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(c)	28,344,000	28,248,089
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(c)	7,809,000	7,802,992
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(c)	35,001,000	35,205,189
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(c)	17,375,000	17,463,607
PFS Financing Corp. 2018-F A — 3.52% 10/16/2023(c)	31,951,000	32,455,168
PFS Financing Corp. 2018-F B — 3.77% 10/16/2023(c)	5,641,000	5,737,867
PFS Financing Corp. 2016-BA A — 1.87% 10/15/2021(c)	3,481,000	3,461,935
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(c)(e)	11,146,000	11,070,851
Unison Ground Lease Funding LLC 2013-2 B — 6.268% 3/15/2043(c)	3,768,000	3,761,138
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(c)(e)	15,060,000	15,063,228
		$434,499,325
TOTAL ASSET-BACKED SECURITIES (Cost $3,275,975,301)		$3,275,823,735
CORPORATE BONDS & NOTES — 2.5%
BASIC MATERIALS — 0.9%
PT Boart Longyear Management Pty Ltd. PIK, 10.00% Cash or 12.00% PIK — 10.00% 12/31/2022	$67,602,030	$59,658,791
COMMUNICATIONS — 0.3%
Cisco Systems, Inc. — 2.45% 6/15/2020	$19,864,000	$19,826,189
CONSUMER, CYCLICAL — 0.1%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$2,523	$2,761
Northwest Airlines 2000-1 Class G Pass Through Trust — 7.15% 4/1/2021	3,224,132	3,204,787

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(e)(f)	$13,505,171	$—
US Airways 1999-1C Pass Through Trust — 7.96% 7/20/2019(e)(f)	3,802,540	—
		$3,207,548
CONSUMER, NON-CYCLICAL — 0.3%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$23,042,000	$20,717,638
ENERGY — 0.7%
PHI, Inc. — 5.25% 3/15/2019	$58,999,000	$36,726,877
Bristow Group, Inc. — 8.75% 3/1/2023(c)	14,505,000	10,552,388
		$47,279,265
INDUSTRIAL — 0.2%
Manitowoc Co., Inc. (The) — 12.75% 8/15/2021(c)	$11,397,000	$12,141,885
Air 2 US — 8.027% 10/1/2020(c)	642,229	646,645
		$12,788,530
TECHNOLOGY — 0.0%
Oracle Corp. — 3.875% 7/15/2020	$842,000	$855,861
TOTAL CORPORATE BONDS & NOTES (Cost $212,981,629)		$164,333,822
CORPORATE BANK DEBT — 2.7%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 10.249% 9/29/2025(b)(g)	$21,567,384	$21,028,199
Boart Longyear Management Pty Ltd TL, 10.000% Cash or 11.00% PIK — 11.000% 10/23/2020(b)(g)	4,757,758	4,703,852
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 9.500% 12/31/2022(b)(g)	19,406,000	19,616,167
JC Penney Corp., Inc., 1M USD LIBOR + 4.250% — 6.879% 6/23/2023(b)(g)	30,032,034	26,428,190
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.249% 12/22/2024(b)(g)	11,136,915	11,006,056
MB2LTL, 3M USD LIBOR + 9.250% — 11.880% 11/30/2023(b)(e)(g)	6,816,000	6,850,080
OTGTL, 3M USD LIBOR + 7.000% — 9.744% 8/23/2021(b)(e)(g)	25,573,000	25,494,747
SDTL, 11/22/2021(b)(e)(g)
1M USD LIBOR + 4.500% — 6.999%	5,814,185	5,800,638
6M USD LIBOR + 4.500% — 7.383%	6,001,000	5,987,017

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

BONDS & DEBENTURES — Continued	Principal Amount	Fair Value
Transform SR Holdings LLC TL B, 1M USD LIBOR + 7.250% — 9.741% 2/11/2024(b)(g)	$8,797,000	$8,713,780
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.601% 9/9/2021(b)(g)	21,392,595	21,482,016
ZW1L, 1M USD LIBOR + 5.00% — 7.50% 11/16/2022(b)(e)(g)	13,323,325	13,339,979
ZW2L, 1M USD LIBOR + 9.00% — 11.49% 11/16/2023(b)(e)(g)	4,870,000	4,894,399
TOTAL CORPORATE BANK DEBT (Cost $176,747,567)		$175,345,120
U.S. TREASURIES — 10.4%
U.S. Treasury Bills — 2.379% 4/4/2019(d)	$9,723,000	$9,721,088
U.S. Treasury Bills — 2.446% 4/11/2019(d)	57,765,000	57,726,892
U.S. Treasury Bills — 2.433% 4/18/2019(d)	131,319,000	131,170,491
U.S. Treasury Bills — 2.428% 4/25/2019(d)	156,934,000	156,687,629
U.S. Treasury Bills — 2.445% 5/2/2019(d)	1,000,000	997,955
U.S. Treasury Notes — 2.00% 7/31/2022	100,607,000	99,887,137
U.S. Treasury Notes — 1.875% 8/31/2022	119,563,000	118,185,228
U.S. Treasury Notes — 1.875% 9/30/2022	108,643,000	107,395,376
TOTAL U.S. TREASURIES (Cost $673,926,513)		$681,771,796
TOTAL BONDS & DEBENTURES — 99.6% (Cost $6,615,385,176)		$6,540,326,033
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $6,616,018,722)		$6,541,071,006
SHORT-TERM INVESTMENTS — 0.1%
State Street Bank Repurchase Agreement — 0.50% 4/1/2019 (Dated 03/29/2019, repurchase price of $8,661,361, collateralized by $8,780,000 principal amount U.S. Treasury Notes — 2.375% 2022, fair value $8,837,290)	$8,661,000	$8,661,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,661,000)		$8,661,000
TOTAL INVESTMENTS — 99.7% (Cost $6,624,679,722)		$6,549,732,006
Other assets and liabilities, net — 0.3%		17,360,913
NET ASSETS — 100.0%		$6,567,092,919

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2019
(Unaudited)

(a)  Non-income producing security.

(b)  Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Zero coupon bond. Coupon amount represents effective yield to maturity.

(e)  Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).

(f)  These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund's fair value procedures. These securities constituted 0.00% of total net assets at March 31, 2019.

(g)  Restricted securities. These restricted securities constituted 2.66% of total net assets at March 31, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors.

See accompanying Notes to Financial Statements.

FPA NEW INCOME FUND
PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2019
(Unaudited)

Issuer	Acquisition Date(s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 10.249% 9/29/2025	9/26/2017, 4/11/2018, 6/21/2018, 6/25/2018, 7/3/2018, 11/2/2018, 12/3/2018, 1/11/2019, 2/12/2019	$21,532,874	$21,028,199	0.32%
Boart Longyear Management Pty Ltd TL, 10.000% Cash or 11.00% PIK — 11.000% 10/23/2020	3/29/2018, 9/29/2019, 12/31/2018, 1/11/2019, 3/29/2019	4,670,183	4,703,852	0.07%
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 9.500% 12/31/2022	12/21/2018	19,406,000	19,616,167	0.30%
JC Penney Corp., Inc., 1M USD LIBOR + 4.250% — 6.879% 6/23/2023	10/4/2017, 10/5/2017, 10/6/2017, 10/11/2017, 11/19/2018, 11/27/2018, 1/11/2019, 2/8/2019, 3/11/2019	28,268,349	26,428,190	0.40%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.249% 12/22/2024	8/11/2017, 1/14/2019	11,044,980	11,006,056	0.17%
MB2LTL, 3M USD LIBOR + 9.250% — 11.880% 11/30/2023	12/2/2016	6,740,018	6,850,080	0.10%
OTGTL, 3M USD LIBOR + 7.000% — 9.744% 8/23/2021	8/26/2016, 1/26/2018, 10/10/2018	25,309,092	25,494,747	0.39%
SDTL, 11/22/2021	8/26/2016, 11/30/2017, 1/26/2018, 3/8/2018, 5/9/2018, 5/15/2018, 7/13/2018, 8/17/2018
1M USD LIBOR + 4.500% — 6.999%		5,749,597	5,800,638	0.09%
6M USD LIBOR + 4.500% — 7.383%		5,931,240	5,987,017	0.09%

FPA NEW INCOME FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES (Continued)

March 31, 2019
(Unaudited)

Issuer	Acquisition Date(s)	Cost	Fair Value	Fair Value as a % of Net Assets
Transform SR Holdings LLC TL B, 1M USD LIBOR + 7.250% — 9.741% 2/11/2024	2/11/2019, 2/19/2019	$8,709,166	$8,713,780	0.13%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.601% 9/9/2021	12/22/2016, 1/11/2019	21,335,721	21,482,016	0.33%
ZW1L, 1M USD LIBOR + 5.00% — 7.50% 11/16/2022	9/6/2016	13,237,093	13,339,979	0.20%
ZW2L, 1M USD LIBOR + 9.00% — 11.49% 11/16/2023	11/17/2016	4,816,254	4,894,399	0.07%
TOTAL RESTRICTED SECURITIES		$176,747,567	$175,345,120	2.66%

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2019

(Unaudited)

ASSETS
Investment securities — at fair value (identified cost $6,616,018,722)	$6,541,071,006
Short-term investments — at amortized cost (maturities 60 days or less)	8,661,000
Cash	206
Receivable for:
Interest	22,378,148
Capital Stock sold	11,939,889
Investment securities sold	3,913,975
Total assets	6,587,964,224
LIABILITIES
Payable for:
Investment securities purchased	11,315,677
Capital Stock repurchased	6,673,284
Advisory fees	2,393,078
Distributions from net investment income	101
Accrued expenses and other liabilities	489,165
Total liabilities	20,871,305
NET ASSETS	$6,567,092,919
SUMMARY OF SHAREHOLDERS' EQUITY
Capital Stock — par value $0.01 per share; authorized 700,000,000 shares; outstanding 662,361,032 shares	$6,623,610
Additional Paid-in Capital	7,044,471,719
Distributable earnings	(484,002,410)
NET ASSETS	$6,567,092,919
NET ASSET VALUE
Offering and redemption price per share	$9.91

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2019

(Unaudited)

INVESTMENT INCOME
Dividends	$569
Interest	106,515,989
Total investment income	106,516,558
EXPENSES
Advisory fees	15,181,206
Transfer agent fees and expenses	1,113,464
Administrative services fees	145,735
Director fees and expenses	137,902
Other professional fees	131,725
Reports to shareholders	119,635
Custodian fees	99,230
Filing fees	81,684
Legal fees	60,653
Audit and tax services fees	41,543
Other	27,590
Total expenses	17,140,367
Reimbursement from Adviser	(2,262,505)
Net expenses	14,877,862
Net investment income	91,638,696
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(6,060,136)
Net change in unrealized appreciation (depreciation) of:
Investments	39,338,719
Net realized and unrealized gain	33,278,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,917,279

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$91,638,696	$159,357,741
Net realized loss	(6,060,136)	(2,863,146)
Net change in unrealized appreciation (depreciation)	39,338,719	(55,570,820)
Net increase in net assets resulting from operations	124,917,279	100,923,775
Distributions to shareholders	(135,727,718)	(158,423,878)
Capital Stock transactions:
Proceeds from Capital Stock sold	1,727,837,860	1,928,497,160
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	118,372,993	140,658,458
Cost of Capital Stock repurchased	(972,931,322)	(1,432,464,308)
Net increase from Capital Stock transactions	873,279,531	636,691,310
Total change in net assets	862,469,092	579,191,207
NET ASSETS
Beginning of period	5,704,623,827	5,125,432,620
End of period	$6,567,092,919	$5,704,623,827
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of Capital Stock sold	174,866,661	193,790,432
Shares issued to shareholders upon reinvestment of dividends and distributions	11,991,878	14,159,602
Shares of Capital Stock repurchased	(98,431,987)	(143,941,604)
Change in Capital Stock outstanding	88,426,552	64,008,430

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.

FINANCIAL HIGHLIGHTS

Selected Data for Each Share of Capital Stock Outstanding Throughout Each Period

	Six Months Ended March 31, 2019		Year Ended September 30,
	(Unaudited)		2018	2017	2016	2015	2014
Per share operating performance:
Net asset value at beginning of period	$9.94		$10.05	$10.06	$10.08	$10.24	$10.45
Income from investment operations:
Net investment income*	0.15		0.29	0.25	0.19	0.15	0.30
Net realized and unrealized gain (loss) on investment securities	0.04		(0.18)	0.01	(0.04)	(0.06)	(0.15)
Total from investment operations	0.19		0.11	0.26	0.15	0.09	0.15
Less distributions:
Dividends from net investment income	(0.22)		(0.22)	(0.27)	(0.17)	(0.25)	(0.36)
Redemption fees	—		—	— **	— **	— **	— **
Net asset value at end of period	$9.91		$9.94	$10.05	$10.06	$10.08	$10.24
Total investment return***	1.98%		1.91%	2.58%	1.52%	0.84%	1.47%
Ratios/supplemental data:
Net assets, end of period (in $000's)	$6,567,093		$5,704,624	$5,125,433	$5,048,610	$5,636,518	$5,829,865
Ratio of expenses of average net assets:
Before reimbursement from Adviser	0.56	%†	0.58%	0.59%	0.58%	0.58%	0.56%
After reimbursement from Adviser	0.49	%†	0.49%	0.49%	0.55%	N/A	N/A
Ratio of net investment income to average net assets:
Before reimbursement from Adviser	2.94	%†	2.88%	2.45%	1.87%	1.50%	2.59%
After reimbursement from Adviser	3.02	%†	2.96%	2.55%	1.90%	N/A	N/A
Portfolio turnover rate	21	%†	29%	59%	44%	64%	97%

*  Per share amount is based on average shares outstanding.

**  Rounds to less than $0.01 per share.

***  Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.

†  Annualized.

See accompanying Notes to Financial Statements.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS

March 31, 2019
(Unaudited)

NOTE 1 — Significant Accounting Policies

FPA New Income, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company. The Fund's primary investment objective is to seek current income and long-term total return. Capital preservation is also a consideration. The Fund qualifies as an investment company pursuant to Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.  Security Valuation

The Fund's investments are reported at fair value as defined by accounting principles generally accepted in the United States of America, ("U.S. GAAP"). The Fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.

B.  Securities Transactions and Related Investment Income

Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Market discounts and premiums on fixed income securities are amortized over the expected life of the securities. Realized gains or losses are based on the specific identification method.

C.  Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

D.  Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Adviser is currently evaluating the impact of this new guidance on the Fund's financial statements.

NOTE 2 — Risk Considerations

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Market Risk: Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Interest Rate and Credit Risk: The values of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit rating of

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

these securities. For example, the value of debt securities in the Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Mortgage-Backed and Other Asset-Backed Securities Risk: The values of some mortgage-backed and other asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Stripped Mortgage-Backed Interest Only ("I/O") and Principal Only ("P/O") Securities: Stripped mortgage backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O and P/O securities. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

Credit Risk: Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

Repurchase Agreements: Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA or A by Standard & Poor's) or, if not rated by Moody's or Standard & Poor's, are of equivalent investment quality

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

as determined by the Adviser. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its fair value equals or exceeds the current fair value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement ("MRA"). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty's bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a fair value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund's Portfolio of Investments.

NOTE 3 — Purchases and Sales of Investment Securities

Cost of purchases of investment securities (excluding short-term investments) aggregated $1,475,396,580 for the period ended March 31, 2019. The proceeds and cost of securities sold resulting in net realized loss of $6,060,136 aggregated $603,047,527 and $609,107,663, respectively, for the period ended March 31, 2019. Realized gains or losses are based on the specific identification method.

NOTE 4 — Advisory Fees and Other Affiliated Transactions

Pursuant to an Investment Advisory Agreement (the "Agreement"), advisory fees were paid by the Fund to First Pacific Advisors, LP (the "Adviser"). Under the terms of this Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 0.5% of the Fund's average daily net assets. In addition, the adviser contractually agreed to reimburse expenses in excess of 0.49% of the average net assets of the Fund (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) through January 31, 2020. The Agreement obligates the Adviser to reduce its fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of any supplemental statistical and research information, and extraordinary expenses such as litigation) in excess of 1 1/2% of the first $15 million and 1% of the remaining average net assets of the Fund for the year.

For the period ended March 31, 2019, the Fund paid aggregate fees and expenses of $137,902 to all Directors who are not affiliated persons of the Adviser. Certain officers of the Fund are also officers of the Adviser.

NOTE 5 — Federal Income Tax

No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

The cost of investment securities held at March 31, 2019, was $6,616,022,023 for federal income tax purposes. Gross unrealized appreciation and depreciation for all investment at March 31, 2019, for federal income

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

tax purposes was $43,009,464 and $117,960,481, respectively resulting in net unrealized depreciation of $74,951,017. As of and during the period ended March 31, 2019, the Fund did not have any liability for unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

NOTE 6 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities' value in the judgment of the Fund's officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund's Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security's value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund's determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults,

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stock
Industrials	$744,973	—	—	$744,973
Commercial Mortgage-Backed Securities
Agency	—	$27,176,673	—	27,176,673
Agency Stripped	—	304,895,854	—	304,895,854
Non-Agency	—	232,917,577	—	232,917,577
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	262,075,123	—	262,075,123
Agency Pool Adjustable Rate	—	753,395	—	753,395
Agency Pool Fixed Rate	—	942,327,789	—	942,327,789
Agency Stripped	—	989,834	—	989,834
Non-Agency Collateralized Mortgage Obligation	—	455,795,663	$16,119,652	471,915,315
Asset-Backed Securities
Auto	—	1,011,022,880	—	1,011,022,880
Collateralized Loan Obligation	—	727,882,935	—	727,882,935
Credit Card	—	313,700,514	—	313,700,514
Equipment	—	763,324,730	25,393,351	788,718,081
Other	—	405,383,996	29,115,329	434,499,325
Corporate Bonds & Notes	—	164,333,822	—	164,333,822
Corporate Bank Debt	—	112,978,260	62,366,860	175,345,120
U.S. Treasuries	—	681,771,796	—	681,771,796
Short-Term Investment	—	8,661,000	—	8,661,000
	$744,973	$6,415,991,841	$132,995,192	$6,549,732,006

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table summarizes the Fund's Level 3 investment securities and related transactions during the period ended March 31, 2019:

Investments	Beginning Value at September 30, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2019
Residential Mortgage- Backed Securities Non-Agency Collateralized Mortgage Obligation	$400,727	$69,607	$15,844,023	$(194,705)	—	$16,119,652	$96,817
Asset-Backed Securities Collateralized Loan Obligations	60,193,015	(12,266)	236,280	(1,593,485)	$(58,823,544)	—	—
Asset-Backed Securities Equipment	33,758,225	110,925	131,100	(8,606,899)	—	25,393,351	105,780
Other Asset-Backed Securities	43,059,404	(880,571)	272,475	(13,335,979)	—	29,115,329	(509,204)
Corporate Bonds & Notes	10,677,335	(3,778,838)	25,931	(6,924,428)	—	—	—
Corporate Bank Debt	63,585,396	(235,783)	11,979,089	(12,961,842)	—	62,366,860	(330,787)
	$211,674,102	$(4,726,926)	$28,488,898	$(43,617,338)	$(58,823,544)	$132,995,192	$(637,394)

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund's Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Level 1 and 2.

There were transfers of $58,823,544 out of Level 3 into Level 2 during the period ended March 31, 2019. The transfers are a result of change in pricing vendor commencing coverage and pricing of the securities during the period and a change in observable inputs.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2019:

Financial Assets	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$15,886,197	Third-Party Broker Quote (a)	Quotes/Prices	$100.26
	233,455	Pricing Model (b)	Prices	$50.42-$55.61 ($52.84)
			Discount	0.00%-4.10% (3.30%)
	$16,119,652
Asset-Backed Securities Equipment	$25,393,351	Third-Party Broker Quote (a)	Quotes/Prices	$98.37
Other Asset-Backed Securities	$29,115,329	Third-Party Broker Quote (a)	Quotes/Prices	$99.38-$100.02
Corporate Bank Debt	$62,366,860	Pricing Vendor	Prices	$99.69-$100.77

(a)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(b)  The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

NOTE 7 — Collateral Requirements

FASB Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Fund discloses both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Fund discloses collateral received and posted in connection with master netting agreements or similar arrangements.

FPA NEW INCOME, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table presents the Fund's repurchase agreements by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2019, are as follows:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Assets (Liabilities) in the Statement of Assets and Liabilities	Collateral Received (Pledged)		Assets (Liabilities) Available for Offset	Net Amount of Assets (Liabilities)*
State Street Bank and Trust Company:
Repurchase Agreement	$8,661,000	$(8,661,000	)**	—	—

*  Represents the net amount receivable from the counterparty in the event of default.

**  Collateral with a value of $8,837,290 has been received in connection with a master repurchase agreement. Excess of collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

FPA NEW INCOME, INC.
SHAREHOLDER EXPENSE EXAMPLE

March 31, 2019 (Unaudited)

Fund Expenses

Mutual fund shareholders generally incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the  period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Even though the Fund does not charge transaction fees, if you purchase shares through a broker, the broker may charge you a fee. You should evaluate other mutual funds' transaction fees and any applicable broker fees to assess the total cost of ownership for comparison purposes.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 30, 2018	$1,000.00	$1,000.00
Ending Account Value March 31, 2019	$1,019.80	$1,022.49
Expenses Paid During Period*	$2.47	$2.47

*  Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period and prorated for the six-months ended March 31, 2019 (182/365 days).

FPA NEW INCOME, INC.
DIRECTOR AND OFFICER INFORMATION

(Unaudited)

Sandra Brown, Mark L. Lipson, Alfred E. Osborne, Jr., A. Robert Pisano, and Patrick B. Purcell are all Directors of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (collectively, the "Independent Directors"). Directors serve until their resignation, removal or retirement. The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling (800) 982-4372.

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Year First Elected as Director of the Fund	Principal Occupation(s) During the Past Five Years	Number of FPA Funds Overseen by Director	Other Directorships Held by Director During the Past Five Years
Independent Directors
Sandra Brown, 1955	Director	2016	Consultant (since 2009). Formerly, CEO and President of Transamerica Financial Advisers, Inc. (1999-2009); President, Transamerica Securities Sales Corp. (1998-2009); Vice President, Bank of America Mutual Fund Administration (1990-1998). Director/Trustee of FPA Capital, Inc., FPA Funds Trust, FPA New Income, Inc., FPA Paramount Fund, Inc., FPA U.S. Value Fund, Inc. and Source Capital, Inc. (since October 2016).	8	None
Mark L. Lipson, 1949	Director & Chairman	2015	Registered Investment Adviser, ML2 Advisors, LLC (since 2014). Formerly Managing Director, Bessemer Trust (2007-2014) and US Trust (2003-2006); Chairman and CEO of the Northstar Mutual Funds (1993-2001); and President and CEO of the National Mutual Funds (1988-1993). Director/Trustee of FPA Capital, Inc., FPA Funds Trust, FPA New Income, Inc., FPA Paramount Fund, Inc., FPA U.S. Value Fund, Inc. and Source Capital, Inc. (since October 2015).	8	None
Alfred E. Osborne, Jr., 1944	Director	1999	Interim Dean, Professor and Faculty Director, Price Center for Entrepreneurship and Innovation at the John E. Anderson School of Management at UCLA (since July 2018). Dr. Osborne has been at UCLA since 1972. Director/Trustee of FPA Capital Fund, Inc. and FPA New Income, Inc. (since 1999), of FPA Funds Trust (since 2002), of FPA Paramount Fund, Inc., FPA U.S. Value Fund, Inc. and Source Capital, Inc. (since 2013).	8	Kaiser Aluminum, and Wedbush, Inc.

FPA NEW INCOME, INC.

DIRECTOR AND OFFICER INFORMATION (Continued)

(Unaudited)

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Year First Elected as Director of the Fund	Principal Occupation(s) During the Past Five Years	Number of FPA Funds Overseen by Director	Other Directorships Held by Director During the Past Five Years
A. Robert Pisano, 1943	Director	2013	Consultant (since 2012). Formerly, President and Chief Operating Officer of The Motion Picture Association of America, Inc. (October 2005-2011). Formerly, National Executive Director and Chief Executive Officer of The Screen Actors Guild (2001-2005). Director/Trustee of FPA Paramount Fund, Inc. and FPA U.S. Value Fund, Inc. (since 2012), and of FPA Capital, Inc., FPA Funds Trust, FPA New Income, Inc. and Source Capital, Inc. (since 2013).	8	Entertainment Partners and Resources Global Professionals
Patrick B. Purcell, 1943	Director	2006	Retired (since 2000). Formerly, Consultant to Paramount Pictures 1998-2000; Executive Vice President, Chief Financial and Administrative Officer of Paramount Pictures (1983-1998). Director/Trustee of FPA Capital, Inc., FPA Funds Trust and FPA New Income, Inc. (since 2006), of Source Capital, Inc. (since 2010), of FPA U.S. Value Fund, Inc. and FPA Paramount Fund, Inc. (since 2012).	8	None
"Interested" Director(2)
J. Richard Atwood, 1960	Director	2016	Director and President of FPA GP, Inc., the General Partner of the Adviser (since October 2018). Director/Trustee of each FPA Fund (since 2016). President of each FPA Fund (since 2015). Formerly, Managing Partner of FPA (2006-2018). Formerly, until 2015, Treasurer of each FPA Fund for more than the past five years.	8	None

(1)  The address of each Director is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025.

(2)  "Interested person" within the meaning of the 1940 Act by virtue of their affiliation with the Fund's Adviser.

FPA NEW INCOME, INC.

DIRECTOR AND OFFICER INFORMATION (Continued)

(Unaudited)

Officers of the Fund. Officers of the Fund are elected annually by the Board.

Name, Address(1) and Year of Birth	Position with Fund	Year First Elected as Officer of the Fund	Principal Occupation(s) During the Past Five Years
Thomas H. Atteberry, 1953	Vice President and Portfolio Manager	2004	Partner of FPA.
Abhijeet Patwardhan, 1979	Vice President and Portfolio Manager	2015

Partner (since January 2017) and a Director of Research (since April 2015) of FPA; Managing Director of FPA from November 2015 to January 2017, Senior Vice President of FPA from January 2014 to November 2015; Analyst and Vice President of FPA from June 2010 to December 2013. Vice President and Portfolio Manager of FPA Flexible Fixed Income Fund (since December 2018).

J. Richard Atwood, 1960	President	1997

Director and President of FPA GP, Inc., the General Partner of FPA (since October 2018). Director/Trustee of each FPA Fund (since May 2016). President of each FPA Fund (since February 2015). Formerly, Managing Partner of FPA (2006-2018). Formerly, until February 2015, Treasurer of each FPA Fund for more than the past five years.

Karen E. Richards, 1969	Chief Compliance Officer	2019

Chief Compliance Officer of FPA (since August 2018). Formerly, Deputy Chief Compliance Officer of First Republic Investment Management, LLC (from February 2016 to March 2018), and Vice President, Senior Compliance Officer of Pacific Investment Management Company (from June 2010 to January 2016).

E. Lake Setzler III, 1967	Treasurer	2006

Senior Vice President (since January 2013) and Controller of FPA; and Treasurer of each FPA Fund (since February 2015). Formerly, until February 2015, Assistant Treasurer of each FPA Fund (February 2006 to February 2015).

Rebecca D. Gilding, 1979	Secretary	2019

Vice President and Counsel, State Street Bank and Trust Company (since April 2016). Formerly, Assistant Vice President and Associate Counsel, Brown Brothers Harriman & Co. (September 2013 to April 2016).

(1)  The address for each Officer (except Ms. Gilding) is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025. Ms. Gilding's address is State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

FPA NEW INCOME, INC.

(Unaudited)

INVESTMENT ADVISER

First Pacific Advisors, LP
11601 Wilshire Boulevard, Suite 1200
Los Angeles, CA 90025

TRANSFER & SHAREHOLDER SERVICE AGENT

UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI 53201-2175

or

235 West Galena Street
Milwaukee, WI 53212-3948
(800) 638-3060

CUSTODIAN AND ADMINISTRATOR

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

TICKER SYMBOL: FPNIX
CUSIP: 302544101

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212-3948

LEGAL COUNSEL

Dechert LLP
One Bush Street, Suite 1600
San Francisco, California 94104

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
725 South Figueroa Street,
Los Angeles, California 90017

This report has been prepared for the information of shareholders of FPA NEW INCOME, INC., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. The financial information included in this report has been taken from the records of the Fund without examination by independent auditors.

A description of the policies and procedures that the Adviser uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, on the Fund's website at www.fpa.com or by calling (800) 982-4372 and on the Securities and Exchange Commission's website at www.sec.gov.

The Fund's complete proxy voting record for the 12 months ended June 30, 2018 is available without charge, upon request by calling (800) 982-4372 and on the SEC's website at www.sec.gov.

The Fund's schedule of portfolio holdings, filed the first and third quarter of the Fund's fiscal year on Form N-Q with the SEC, is available on the SEC's website at www.sec.gov. To obtain Form N-Q from the Fund, shareholders can call (800) 982-4372.

Additional information about the Fund is available online at www.fpa.com. This information includes, among other things, holdings, top sectors, and performance, and is updated on or about the 15th business day after the end of each quarter.

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.  Investments.

(a)                                 Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)                                 Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	June 5, 2019

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	June 5, 2019